Prospectus Investor Class [Member] Average Annual Total Returns - Prospectus-Investor Class	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan EMBI Global Diversified Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.39%
Bloomberg Global Aggregate Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.14%)	1.26%
Payden Emerging Markets Bond Fund (Investor Class)
Prospectus [Line Items]
Average Annual Return, Percent	15.26%	2.41%	4.91%
Payden Emerging Markets Bond Fund (Investor Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.09%	(0.23%)	2.40%
Payden Emerging Markets Bond Fund (Investor Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.91%	(0.23%)	2.40%